Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Laboratory Testing Services [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 234,000	$ 186,000	$ 8,000
Payable balances	100,000	119,000	49,000
Consulting Services [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party	100,000	100,000	84,000
The Doctors Laboratory [Member]
Related Party Transaction [Line Items]
Operating Lease, Expense	$ 133,000	$ 134,000	$ 139,000